Nature of Business and Organization	12 Months Ended
Dec. 31, 2023
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Ebang International Holdings Inc. (“Ebang International”) was incorporated on May 17, 2018, as a holding company, as an exempted company with limited liability in the Cayman Islands. Ebang International principally engages in manufacturing and selling high-performance bitcoin mining machines and telecommunication products, and provides financial technology (“Fintech”) services through independently developed Fintech service platforms.

Ebang International and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Corporate Structure

Ebang International Holdings Inc. is a holding company incorporated in the Cayman Islands that does not have substantive operations. We conduct our businesses through our subsidiaries. As of December 31, 2023, the principal subsidiaries of the Company consist of the following entities:

Name	Background		Ownership
Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”)	●	A PRC limited liability company	51.05% owned by Ebang International through its subsidiaries
	●	Incorporated on December 31, 2015
	●	Principally for the design and manufacture of blockchain chips

Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd.	●	A Hong Kong company	100% owned by Ebang International through its subsidiaries
	●	Incorporated on February 12, 2016
	●	Principally for the trading of blockchain chips

Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”)	●	A PRC limited liability company	99.99% owned by Ebang International through its subsidiaries
	●	Incorporated on January 21, 2010
	●	Principally holding our businesses in the design, manufacture and sale of telecommunications and blockchain processing equipment

Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”)	●	A PRC limited liability company	99.99% owned by Ebang International through its subsidiaries
	●	Incorporated on August 11, 2010
	●	Principally for the design, manufacture and sale of telecommunications and blockchain processing equipment

Ebonex Australia Pty Ltd (“Ebonex Australia”)	●	An Australia company	100% owned by Ebang International through its subsidiaries
	●	Incorporated on April 22, 2021
	●	Principally for operating the cryptocurrency exchange platform

Compass Global Holdings Pty Ltd (“Compass Global”)	●	An Australia company	100% owned by Ebang International through its subsidiaries
	●	Acquired on March 21, 2022
	●	Principally for operating the cross-border payment and foreign exchange business